Investment property - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment property [abstract]
Acquisition of CCBPI	€ 46
Transfers from property, plant and equipment	33
Impairment loss recognised in profit or loss, investment property	0
Fair value of investment property when entity applies cost model	86	€ 0
Direct operating expense from investment property	€ 0	€ 0	€ 0